Borrowed Funds (Remaining Maturity) (Details) $ in Billions	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Due in 2017	$ 14.4
Due in 2018	12.2
Due in 2019	10.3
Due in 2020	4.6
Due in 2021	2.2
Due in 2022 and thereafter	$ 9.0